TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Disclosure of compose trade receivables
	December 31,
	2022	2021
	US Dollars in thousands
Open accounts	29,844	20,887
Less – provision of allowance for credit loss	(2,432)	(1,549)
Trade receivables - net	27,412	19,338

Disclosure of changes in provision for credit losses
US Dollars in thousands
Balance as of January 1, 2021	910
Amounts provided against profit or loss in respect of receivables for which the provision for loss is measured over the entire life of the receivable balance	639
Balance as of December 31, 2021	1,549
Amounts provided against profit or loss in respect of receivables for which the provision for loss is measured over the entire life of the receivable balance	883
Balance as of December 31, 2022	2,432